STOCK-BASED COMPENSATION (Share-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PBF LLC [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 10,577
PBF LLC [Member] | Series A Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-compensatory warrants outstanding	32,719	32,719
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 18,296	$ 9,218	$ 6,095
General and Administrative Expense [Member] | PBF LLC [Member] | Series A Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	0	0	522
General and Administrative Expense [Member] | PBF Energy Inc. [Member] | Class A Common Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	11,020	7,528	4,343
Restricted Stock [Member] | General and Administrative Expense [Member] | Parent Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	7,276	$ 1,690	$ 1,230
Employee Stock Option [Member] | PBF Energy Inc. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	11,676
Total intrinsic value of stock options exercisable	$ 3,914